Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets [abstract]
Land use rights	[1]	¥ 7,830	¥ 7,906
Disbursements		5,946	4,162
Tax prepaid		5,615
Automated policy loans		3,377	3,269
Investments receivable and prepaid		2,665	8,885
Prepayments to constructors		847	504
Due from related parties		757	725
Others		6,992	7,986
Total		34,029	33,437
Current		24,175	23,533
Non-current		9,854	9,904
Total		¥ 34,029	¥ 33,437

[1]	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.